Note 3 - Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 06-1061602 001 [Member]
Notes to Financial Statements
EBP, Investment, Fair Value and NAV [Text Block]
Note 3 -	Fair Value Measurements

Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification Topic 820 “Fair Value Measurements and Disclosures” (ASC 820), established a framework for measuring fair value. The framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value in order to maximize the use of observable inputs and minimize the use of unobservable inputs. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements), and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of measurements are described as follows:

Level 1 – Inputs to the valuation methodology are unadjusted quoted prices in active markets for identical assets or liabilities that the Plan can access at the measurement date.

Level 2 – Inputs to the valuation methodology include (1) quoted prices in active markets for similar assets or liabilities; (2) quoted prices in inactive markets for identical or similar assets or liabilities; (3) inputs other than quoted prices that are observable for the assets or liabilities; or (4) inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs. The following describe the valuation methods used for investment assets measured at fair value.

Common stock – Valued at the closing price reported on the active market on which the individual securities are traded.

Mutual funds – Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

NOVO NORDISK INC. 401(k) SAVINGS PLAN

Notes to Financial Statements

December 31, 2025 and 2024

Note 3 -	Fair Value Measurements (continued)

Money market funds – Valued at NAV, which approximates fair value.

Common collective trust funds – Valued at the NAV of units of a bank collective trust. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the Plan will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, the Plan believes its valuation methods are appropriate and consistent with other market participants; however, the use of different valuation methods and assumptions could result in a different fair value measurement for certain financial instruments at the reporting date. There have been no changes in the methodologies used at December 31, 2025 and 2024.

The following table presents the Plan’s investment assets measured at fair value as of:

December 31, 2025	Level 1	Total

Mutual funds	$1,318,506,676	1,318,506,676
Common stock	237,715,430	237,715,430
Money market funds	97,232,029	97,232,029

Total investment assets in the fair value hierarchy	1,653,454,135	1,653,454,135

Investments measured at net asset value[1]	-	1,186,431,757

Total investment assets at fair value	$1,653,454,135	2,839,885,892

December 31, 2024	Level 1	Total

Mutual funds	$1,065,330,174	1,065,330,174
Common stock	408,460,158	408,460,158
Money market funds	93,227,801	93,227,801

Total investment assets in the fair value hierarchy	1,567,018,133	1,567,018,133

Investments measured at net asset value[1]	-	941,168,567

Total investment assets at fair value	$1,567,018,133	2,508,186,700

1.

In accordance with FASB ASC 820-10, certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.

The Plan did not have any investments in Level 2 or 3 as of December 31, 2025 and 2024.

NOVO NORDISK INC. 401(k) SAVINGS PLAN

Notes to Financial Statements

December 31, 2025 and 2024

Note 3 -	Fair Value Measurements (continued)

Changes in Fair Value Levels

The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another.

Net Asset Value per Share

The following table summarizes investments for which fair value is measured using the net asset value per share practical expedient as of December 31, 2025 and 2024, respectively.

	Fair Value	Unfunded Commitments	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
As of December 31, 2025:
Common Collective Trust Funds[1]	$1,186,431,757	None	Immediate	None	5 days – 12 months

As of December 31, 2024:
Common Collective Trust Funds[1]	$941,168,567	None	Immediate	None	5 days – 12 months

Redemption Restrictions

Certain mutual funds impose a trading policy including the right to put a trade block on the account to restrict purchasing back into the funds for 28 days or 30 days. The restrictions are used to discourage short term or excessive trading including market timing activity; however, these trading policies do not affect shareholders’ rights to redeem shares of the mutual funds.